Goodwill and Other Intangible Assets - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 44,979	€ 44,364
Carrying amount of intangible assets	19,466	18,421
Other intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	340
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 10,500	11,400
Weighted average amortization period	10 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 400	200
Weighted average amortization period	13 years
Trademarks
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 100	€ 100
Weighted average amortization period	12 years